Income Taxes - Summary of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Tax loss carry-forwards	$ 3,661,528	$ 3,706,113
Inventory provision	81,944	66,042
Allowance for doubtful accounts	50,503	46,883
Unrealized Profit	6,920	6,473
Other deductible temporary difference		2,112
Total deferred tax assets	3,800,895	3,827,623
Less: Valuation allowance	(2,971,506)	(3,039,926)	$ (1,139,566)	$ (2,129,655)
Net deferred tax assets	829,389	787,697
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(24,684)	(138,406)
Net deferred tax liabilities	$ (24,684)	$ (138,406)